Share Option and Warrant Reserves (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Option And Warrant Reserves
Outstanding warrants beginning of the year	337,813	0
Warrants issued	1,297,591	337,813
Warrants exercised	(8,664)
Outstanding warrants end of the year	1,626,740	337,813
Outstanding warrants, exercise price beginning of the year	$ 1.33	$ 0.00
Warrants issued, exercise price		2.96
Warrants exercised, exercise price	1.46
Outstanding warrants, exercise price end of the year	$ 1.66	$ 1.33